Cash flow information - Total cash out flow for leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow information
Within operating cash flows	¥ (38,531)	¥ (71,185)	¥ (33,032)	¥ (31,502)
Within financing cash flows	(236,519)	(346,008)	(317,017)	(215,762)
Total cash out flow for leases	¥ (275,050)	¥ (417,193)	¥ (350,049)	¥ (247,264)